Warrants - Assumptions Fair Value Of Warrants - Marpai Health Warrants (Details) - Marpai Warrants	Dec. 31, 2022 shares yr USD ($)
Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Measurement input of warrants | $	20
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Measurement input of warrants | yr	5
Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Measurement input of warrants | shares	4
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input of warrants	40.08
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input of warrants	0
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input of warrants	1.2